Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Estimated Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Capitalized internal-use software costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Capitalized internal-use software costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	27 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years